Consolidated Statements of Changes in Temporary Equity and Permanent Equity (Deficit) - USD ($) $ in Thousands		Total	Previously reported	Retroactive conversion of shares due to Business Combination	Common Stock	Common Stock Previously reported	Common Stock Retroactive conversion of shares due to Business Combination	Additional Paid-In Capital	Additional Paid-In Capital Previously reported	Treasury Stock	Treasury Stock Previously reported	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously reported	Accumulated Deficit	Accumulated Deficit Previously reported
Beginning balance (in shares) at Dec. 31, 2018					71,259,580	40,887,985	30,371,595
Beginning balance at Dec. 31, 2018		$ (68,422)	$ (68,422)					$ 157,647	$ 157,647	$ (2,914)	$ (2,914)	$ (12)	$ (12)	$ (223,143)	$ (223,143)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense		60,936						60,936
Equity-based payments to non-employees (in shares)					76,084
Equity-based payments to non-employees		483						483
Vesting of RSUs (in shares)					7,698,481
Stock withheld related to taxes on vested RSUs (in shares)					(3,272,192)
Stock withheld related to taxes on vested RSUs		(21,411)						(21,411)
Exercise of common stock options (in shares)					3,276,387
Exercise of common stock options		7,844						7,844
Common stock purchases (in shares)					(1,774,479)
Common stock purchases		(8,804)												(8,804)
Redeemable preferred stock dividends		(23,923)						(23,923)
Constructive retirement of treasury shares (in shares)					(8,223,111)
Constructive retirement of treasury shares		0								2,914				(2,914)
Note receivable issuance to stockholder, inclusive of interest		(61,214)						(61,214)
Note receivable payments from stockholder, inclusive of interest		15,155						15,155
Net loss		(239,697)												(239,697)
Foreign currency translation adjustments, net of tax		(9)
Other comprehensive loss, net		(9)										(9)
Ending balance (in shares) at Dec. 31, 2019					69,040,750
Ending balance at Dec. 31, 2019		$ (339,062)						135,517		$ 0		(21)		(474,558)
Temporary equity, beginning balance (in shares) at Dec. 31, 2018		370,224,316	199,355,696	170,868,620
Temporary equity, beginning balance at Dec. 31, 2018		$ 1,890,554	$ 1,890,554
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable preferred stock (in shares)		33,946,449
Issuance of redeemable preferred stock		$ 551,577
Preferred stock issuance costs		$ (2,400)
Temporary equity, ending balance (in shares) at Dec. 31, 2019		404,170,765
Temporary equity, ending balance at Dec. 31, 2019		$ 2,439,731
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense		99,870						99,870
Equity-based payments to non-employees (in shares)					130,710
Equity-based payments to non-employees		908						908
Vesting of RSUs (in shares)					11,528,031
Stock withheld related to taxes on vested RSUs (in shares)					(4,431,964)
Stock withheld related to taxes on vested RSUs		(31,259)						(31,259)
Exercise of common stock options (in shares)					2,039,000
Exercise of common stock options		3,781						3,781
Issuance of common stock in acquisition (in shares)					1,919,356
Issuance of common stock in acquisition		15,565						15,565
Vested stock options assumed in acquisition		32,197						32,197
Common stock purchases (in shares)					(114,819)
Common stock purchases		(566)												(566)
Redeemable preferred stock dividends		(40,536)						(40,536)
Note receivable issuance to stockholder, inclusive of interest		(1,764)						(1,764)
Note receivable payments from stockholder, inclusive of interest		47,823						47,823
Preferred stock redemption		(52,658)						(52,658)
Issuance of common stock (in shares)					34,973,294
Issuance of common stock		369,840						369,840
Common stock issuance costs		(56)						(56)
Net loss		(224,053)												(224,053)
Foreign currency translation adjustments, net of tax		(145)
Other comprehensive loss, net		$ (145)										(145)
Ending balance (in shares) at Dec. 31, 2020		115,084,358			115,084,358
Ending balance at Dec. 31, 2020		$ (120,115)			$ 0			579,228				(166)		(699,177)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable preferred stock (in shares)		91,921,020
Issuance of redeemable preferred stock		$ 814,156
Preferred stock redemption (in shares)		(26,941,263)
Preferred stock redemption		$ (80,201)
Temporary equity, ending balance (in shares) at Dec. 31, 2020		469,150,522
Temporary equity, ending balance at Dec. 31, 2020	[1]	$ 3,173,686
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense		246,787						246,787
Equity-based payments to non-employees (in shares)					18,058
Equity-based payments to non-employees		360						360
Vesting of RSUs (in shares)					16,427,162
Vesting of RSUs		0			$ 2			(2)
Stock withheld related to taxes on vested RSUs (in shares)					(2,405,588)
Stock withheld related to taxes on vested RSUs		$ (42,644)						(42,644)
Exercise of common stock options (in shares)		8,523,468			8,523,468
Exercise of common stock options		$ 25,154						25,154
Redeemable preferred stock dividends		(40,426)						(40,426)
Issuance of contingently issuable stock (in shares)					1,601,781
Conversion of common stock warrants issued in connection with Business Combination and PIPE Investment into permanent equity		185,762						185,762
Issuance of common stock related to exercise of warrants (in shares)					15,193,668
Issuance of common stock related to exercise of warrants		95,047			$ 2			95,045
Conversion of redeemable preferred stock warrants into permanent equity		161,775						161,775
Conversion of redeemable preferred stock to common stock (in shares)					450,832,666
Conversion of redeemable preferred stock to common stock		2,702,569			$ 45			2,702,524
Issuance of common stock in connection with Business Combination and PIPE Investment (in shares)					222,878,889
Issuance of common stock in connection with Business Combination and PIPE Investment		1,789,601			$ 22			1,789,579
Costs directly attributable to the issuance of common stock in connection with Business Combination and PIPE Investment		(27,539)						(27,539)
Change in par for historical SoFi common stock		0			$ 12			(12)
Purchase of capped calls		(113,760)						(113,760)
Net loss		(483,937)												(483,937)
Foreign currency translation adjustments, net of tax		46
Other comprehensive loss, net		$ (1,305)										(1,305)
Ending balance (in shares) at Dec. 31, 2021		828,154,462			828,154,462
Ending balance at Dec. 31, 2021		$ 4,377,329			$ 83			$ 5,561,831				$ (1,471)		$ (1,183,114)
Increase (Decrease) in Temporary Equity [Roll Forward]
Cancellation of redeemable preferred stock related to a business combination (in shares)		(83,856)
Cancellation of redeemable preferred stock related to a business combination		$ (743)
Conversion of redeemable preferred stock to common stock (in shares)		(450,832,666)
Conversion of redeemable preferred stock to common stock		$ (2,702,569)
Repurchase of redeemable common stock (in shares)		(15,000,000)
Repurchase of redeemable common stock		$ (150,000)
Temporary equity, ending balance (in shares) at Dec. 31, 2021		3,234,000
Temporary equity, ending balance at Dec. 31, 2021	[1]	$ 320,374

[1]	Redemption amounts are $323,400 and $3,210,470 as of December 31, 2021 and 2020, respectively.